                           M. S. D. & T. FUNDS, INC.

                              Equity Income Fund
                              Equity Growth Fund
                            Total Return Bond Fund
                       Intermediate Tax-Exempt Bond Fund
                         National Tax-Exempt Bond Fund

                        Supplement dated July 24, 1998
                     to Prospectus dated February 18, 1998


Equity Income Fund and Equity Growth Fund--Convertible Securities
-----------------------------------------------------------------

     The Equity Income Fund and Equity Growth Fund each may invest up to 10% of its total assets in convertible securities that are rated at the time of purchase in the fourth highest rating category or lower by one or more unaffiliated national statistical rating organizations ("Rating Agencies"). Convertible securities rated in the fourth highest rating category are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-rated debt obligations. Lower quality debt securities (including convertible securities), also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising rates. Securities in the lowest quality category may present the risk of default, or may be in default.

                           M. S. D. & T. FUNDS, INC.

                             Growth & Income Fund
                           International Equity Fund
                          Limited Maturity Bond Fund
                         Maryland Tax-Exempt Bond Fund

                        Supplement dated July 24, 1998
                    to Prospectus dated September 26, 1997


Growth & Income Fund--Convertible Securities
--------------------------------------------

     The Growth & Income Fund may invest up to 10% of its total assets in convertible securities that are rated at the time of purchase in the fourth highest rating category or lower by one or more unaffiliated national statistical rating organizations ("Rating Agencies"). Convertible securities rated in the fourth highest rating category are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-rated debt obligations. Lower quality debt securities (including convertible securities), also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising rates. Securities in the lowest quality category may present the risk of default, or may be in default.


Limited Maturity Bond Fund--Credit Quality; Average Weighted Maturity
---------------------------------------------------------------------

     The third sentence of the first paragraph under the heading "Investment Objectives, Policies and Risks - - Limited Maturity Bond Fund" on page 8 of the Prospectus is amended to read as follows:

          The Fund will purchase only those securities that are rated at the time of purchase within the four highest rating categories by a Rating Agency or, if unrated, are determined by the Adviser to be of comparable quality. Securities rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment grade equality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-rated debt obligations.

     The last sentence of the first paragraph under the heading "Investment Objectives, Policies and Risks - - Limited Maturity Bond Fund" on page 8 of the Prospectus is amended to read as follows:

          The Adviser expects that until normal market conditions the Fund's portfolio securities will have an average weighted maturity of between two to five years.


International Equity Fund--Sub-Adviser
--------------------------------------

     The International Equity Fund's sub-adviser, CastleInternational Asset Management Limited, is now known as BlackRock International Ltd. ("BlackRock") and its address has changed to 345 Park Avenue, New York, New York 10137. BlackRock is a subsidiary of PNC Holding Corp., which owns an 80% equity interest in BlackRock with the remaining 20% equity interest being held by senior BlackRock professionals.

                                      -2-